Loans and Credit from Banking Corporations (Tables)	12 Months Ended
Dec. 31, 2025
Loans and Credit from Banking Corporations [Abstract]
Schedule of Loans and Credit from Banking Corporations

Composition:

	December 31,
	2025	2024
	U.S. dollars in thousands

Short-term loan (*)	-	132
Credit from banking corporations	-	6

	-	138

(*)	On October 15, 2024, Social Proxy received a $163 thousand loan, repaid monthly over 12 months and bearing annual interest of 12% on the initial amount. Both the loan and the credit from banking corporations relate to Social Proxy, which was classified as a discontinued operation effective January 1, 2025 (see Note 6). Accordingly, as of December 31, 2025, there are no outstanding loans or credit from banking corporations attributable to continuing operations.